Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of accounts receivable

As at December 31	2022	2021
Trade accounts receivable	$5,525	$4,593
Other accounts receivable	110	66

	$5,635	$4,659